Shareholder Report, Average Annual Return (Details)	12 Months Ended	58 Months Ended
	Aug. 31, 2024	Aug. 31, 2024
Multisector Bond SMA Completion Portfolio [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Multisector Bond SMA Completion Portfolio
Average Annual Return, Percent	14.90%	5.67%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	7.30%	0.15%